SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Subsequent Events 1	100,000
Subsequent Events 1		500,000
Subsequent Events 2		$ 500,000
Subsequent Events 3		$ 0.50
Subsequent Events 4		1,100,000
Subsequent Events 5		$ 180,000